Provisions (Tables)	6 Months Ended
Sep. 30, 2019
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Movements by Class of Provisions
The following table presents movements by class of provisions for the six months ended September 30, 2019.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2019	¥148,409	¥46,409	¥194,818
Additional provisions	—	723	723
Amounts used	(21,012)	(5,264)	(26,276)
Unused amounts reversed	—	(2,179)	(2,179)
Amortization of discount and effect of change in discount rate	351	79	430
Others	—	234	234

Balance at September 30, 2019	¥127,748	¥40,002	¥167,750